Class A Common Stock Subject to Possible Redemption - Summary Of Reconciliation Of Class A Common Stock Subject to Possible Redemption Reflected on The Balance Sheet (Details) - USD ($)		5 Months Ended		9 Months Ended
	Dec. 15, 2020	Dec. 31, 2020	Dec. 31, 2020	Sep. 30, 2021	Dec. 31, 2021
Temporary Equity [Line Items]
Gross proceeds from Initial Public Offering	$ 172,500,000	$ 172,500,000	$ 172,500,000
Accretion on Class A common stock subject to possible redemption amount		19,613,221	19,613,221
Class A common stock subject to possible redemption		175,950,000	175,950,000	$ 175,950,000	$ 175,950,000
Common Class A [Member]
Temporary Equity [Line Items]
Gross proceeds from Initial Public Offering			172,500,000	172,500,000
Fair value of Public Warrants at issuance			(7,417,500)	(7,417,500)
Offering costs allocated to Class A common stock subject to possible redemption			(8,745,721)	(8,745,721)
Accretion on Class A common stock subject to possible redemption amount			19,613,221	19,613,221
Class A common stock subject to possible redemption		$ 175,950,000	$ 175,950,000	$ 175,950,000